Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 30,640	$ 29,187
Accumulated Depreciation	10,900	10,455
Construction in Progress	947	1,215
Property, plant, and equipment, total	20,687	19,947
Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	16,559	15,509
Accumulated Depreciation	5,449	5,162
Construction in Progress	766	989
Property, plant, and equipment, total	11,876	11,336
Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	10,580	10,213
Accumulated Depreciation	3,561	3,513
Construction in Progress	75	149
Property, plant, and equipment, total	7,094	6,849
Communication [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,306	1,266
Accumulated Depreciation	922	853
Construction in Progress	48	31
Property, plant, and equipment, total	432	444
Administration and Service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,548	1,561
Accumulated Depreciation	893	857
Construction in Progress	58	46
Property, plant, and equipment, total	713	750
Easements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	647	638
Accumulated Depreciation	75	70
Construction in Progress	0	0
Property, plant, and equipment, total	$ 572	$ 568